Cover	Jun. 02, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	East West Ave Acquisition Corp.
Entity Incorporation, State or Country Code	NV
Entity Primary SIC Number	6770
Entity Tax Identification Number	41-2320127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
Entity Central Index Key	0002100704
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2